Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Charterer A [Member]
Product Information [Line Items]
Total	50.00%
Charterer B [Member]
Product Information [Line Items]
Total	31.00%	23.00%
Charterer C [Member]
Product Information [Line Items]
Total	13.00%	36.00%
Charterers [Member]
Product Information [Line Items]
Total	94.00%	59.00%